Expense Example, No Redemption	Dec. 31, 2025 USD ($)
First Eagle US Equity ETF | First Eagle US Equity ETF | First Eagle US Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	218
First Eagle Mid Cap Equity ETF | First Eagle Mid Cap Equity ETF | First Eagle Mid Cap Equity ETF
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	$ 220